Annual Operating Expenses - VIPStockSelectorAllCap-InitialServiceService2PRO - VIPStockSelectorAllCap-InitialServiceService2PRO - VIP Stock Selector All Cap Portfolio	Apr. 29, 2023
VIP Stock Selector All Cap Portfolio - Initial Class
Operating Expenses:
Management fee	0.52%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.61%
VIP Stock Selector All Cap Portfolio - Service Class
Operating Expenses:
Management fee	0.52%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.09%
Total annual operating expenses	0.71%
VIP Stock Selector All Cap Portfolio - Service Class 2
Operating Expenses:
Management fee	0.52%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.09%
Total annual operating expenses	0.86%

[1]	A The management fee is comprised of a basic fee of 0.53% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the MSCI U.S. Investable Market 2500 Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.